Property, Plant and Equipment, Net - Summary of Changes to Accumulated Depreciation of Property Plant and Equipment (Detail) $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance			$ (1,662.7)
Depreciation expense		$ 105.3		$ 376.7
Ending balance	$ (1,662.7)		(1,029.9)
Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	525.1		660.4
Depreciation expense	105.3		376.7
Disposals	(7.3)		(7.0)
Foreign exchange	37.3		(42.6)
Impairment loss				503.3
Ending balance	660.4		1,490.8
Freehold Land [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance			(7.1)
Ending balance	(7.1)		(4.7)
Freehold Land [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0		0.0
Depreciation expense	0.0		0.0
Disposals	0.0		0.0
Foreign exchange	0.0		0.0
Impairment loss				2.0
Ending balance	0.0		2.0
Buildings [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance			(53.6)
Ending balance	(53.6)		(361.5)
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	38.6		44.4
Depreciation expense	3.3		8.8
Disposals	(0.1)		0.0
Foreign exchange	2.6		(3.3)
Impairment loss				145.0
Ending balance	44.4		194.9
Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance			(765.2)
Ending balance	(765.2)		(475.1)
Machinery & Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	483.4		611.4
Depreciation expense	100.7		366.0
Disposals	(7.2)		(7.0)
Foreign exchange	34.5		(38.1)
Impairment loss				289.5
Ending balance	611.4		1,221.8
Computer Hardware [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance			(5.8)
Ending balance	(5.8)		(4.7)
Computer Hardware [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	1.6		2.4
Depreciation expense	0.7		1.1
Disposals	0.0		0.0
Foreign exchange	0.1		(0.1)
Impairment loss				2.0
Ending balance	2.4		5.4
Right-of-use assets [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance			(6.4)
Ending balance	(6.4)		(3.8)
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	1.5		2.2
Depreciation expense	0.6		0.8
Disposals	0.0		0.0
Foreign exchange	0.1		(0.2)
Impairment loss				1.6
Ending balance	2.2		4.4
Property under construction [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance			(824.6)
Ending balance	(824.6)		(180.1)
Property under construction [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0		0.0
Depreciation expense	0.0		0.0
Disposals	0.0		0.0
Foreign exchange	0.0		(0.9)
Impairment loss				$ 63.2
Ending balance	$ 0.0		$ 62.3